Dreyfus Municipal Funds, Inc.

-          Dreyfus AMT-Free Municipal Bond Fund ("DAFMBF")

Incorporated herein by reference is a revised version of the prospectus for DAFMBF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 3, 2013 (SEC Accession No. 0000878092-13-000001).